Tax on Profit/Loss for the Year and Deferred Tax - Summary of Tax on Profit/Loss and Deferred Tax (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Applicable tax rate	22.00%	22.00%	22.00%